Stock-Based Compensation and Other Benefit Plans - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended							0 Months Ended						12 Months Ended			6 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		0 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Jun. 30, 2014 Class A [Member]	Dec. 31, 2013 Class A [Member]	Dec. 31, 2012 Class A [Member]	Aug. 06, 2014 Subsequent Event [Member]	Sep. 03, 2014 Subsequent Event [Member] IPO [Member] Parent Company [Member]	Sep. 03, 2014 Subsequent Event [Member] IPO [Member] Selling Shareholders' [Member]	Aug. 06, 2014 Subsequent Event [Member] IPO [Member] Class A [Member]	Aug. 06, 2014 Subsequent Event [Member] IPO [Member] Class A [Member] Parent Company [Member]	Aug. 06, 2014 Subsequent Event [Member] IPO [Member] Class A [Member] Selling Shareholders' [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] Minimum [Member]	Dec. 31, 2013 Florida Community Bank, N.A. 401(k) Plan [Member]	Dec. 31, 2012 Florida Community Bank, N.A. 401(k) Plan [Member]	Jun. 30, 2014 2009 Equity Incentive Plan [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member]	Dec. 31, 2009 2009 Equity Incentive Plan [Member]	Dec. 31, 2011 2009 Equity Incentive Plan [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member] Immediate vesting [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member] Immediate vesting [Member]	Dec. 31, 2011 2009 Equity Incentive Plan [Member] Immediate vesting [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member] Three Year Vesting Period [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member] Three Year Vesting Period [Member]	Dec. 31, 2011 2009 Equity Incentive Plan [Member] Three Year Vesting Period [Member]	Apr. 29, 2014 2009 Equity Incentive Plan [Member] Employee Stock Option [Member]	Jan. 10, 2011 2009 Equity Incentive Plan [Member] Employee Stock Option [Member]	Jun. 30, 2014 2009 Equity Incentive Plan [Member] Employee Stock Option [Member]	Jun. 30, 2013 2009 Equity Incentive Plan [Member] Employee Stock Option [Member]	Jun. 30, 2014 2009 Equity Incentive Plan [Member] Employee Stock Option [Member]	Jun. 30, 2013 2009 Equity Incentive Plan [Member] Employee Stock Option [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member] Employee Stock Option [Member]	Apr. 29, 2014 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Subsequent Event [Member]	Feb. 05, 2014 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Director [Member]	Jun. 30, 2013 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Director [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Director [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Director [Member]	Feb. 05, 2014 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Director [Member] Subsequent Event [Member]	Jan. 10, 2011 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Immediate vesting [Member] Director [Member]	Jan. 10, 2011 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Three Year Vesting Period [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Three Year Vesting Period [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Three Year Vesting Period [Member]	Jan. 10, 2011 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] First Anniversary [Member]	Jan. 10, 2011 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Second Anniversary [Member]	Jan. 10, 2011 2009 Equity Incentive Plan [Member] Employee Stock Option [Member] Third Anniversary [Member]	Jun. 30, 2014 The 2013 RSU [Member] Employee Stock Option [Member]	Jun. 30, 2013 The 2013 RSU [Member] Employee Stock Option [Member]	Jun. 30, 2014 The 2013 RSU [Member] Employee Stock Option [Member]	Jun. 30, 2013 The 2013 RSU [Member] Employee Stock Option [Member]	Dec. 31, 2013 2013 Incentive Plan [Member]	Dec. 31, 2013 2013 Incentive Plan [Member] Employee Stock Option [Member]	Dec. 31, 2013 2013 Incentive Plan [Member] Employee Stock Option [Member] Immediate vesting [Member]	Dec. 31, 2013 2013 Incentive Plan [Member] Employee Stock Option [Member] Three Year Vesting Period [Member]	Dec. 23, 2013 2013 Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 2013 Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 2013 Incentive Plan [Member] Restricted Stock Units (RSUs) [Member] Immediate vesting [Member]	Dec. 31, 2013 2013 Incentive Plan [Member] Restricted stock, Restricted stock units, and Unrestricted stock [Member] Maximum [Member]	Dec. 31, 2013 2010 Warrants [Member]	Dec. 31, 2013 2010 Warrants [Member] Immediate vesting [Member]	Dec. 31, 2013 2013 Plan Options [Member]	Dec. 23, 2013 2013 Plan Options [Member] Immediate vesting [Member]	Dec. 31, 2013 2013 Plan Options [Member] Immediate vesting [Member]	Dec. 23, 2013 2013 Plan Options [Member] Three Year Vesting Period [Member]	Dec. 31, 2013 2013 Plan Options [Member] Three Year Vesting Period [Member]	Jun. 30, 2014 2013 Plan Options [Member] Employee Stock Option [Member]	Sep. 12, 2014 2013 Plan Options [Member] Employee Stock Option [Member] Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																				440,499	675,000			70,000	400,000		370,499	275,000		150,000			0		123,500		150,000	90,000	70,000	70,000	400,000	90,000	785,402	560,500	370,499	275,000				0	0	0	0											2,173,000	1,500,000	1,500,000	673,000	673,000
Options vesting period																														3 years	3 years				3 years		3 years								3 years	3 years								3 years															3 years
Options granted, exercise price																				$ 19.57	$ 20.55									$ 19.75	$ 21				$ 19.34		$ 19.75	$ 19.75		$ 19.25	$ 20.62	$ 19.75			$ 19.63	$ 20.44																		$ 19.75	$ 19.75		$ 19.75
Stock based compensation awards, aggregate fair value on grant date																														$ 900,000					$ 1,000,000			$ 500,000
Stock based compensation awards, expiration period																														10 years					10 years		10 years	10 years		10 years	10 years	10 years			10 years	10 years
Stock based compensation awards, shares vesting percentage																																						25.00%				25.00%					33.33%	33.33%	33.33%
Stock based compensation awards, options exercised during the period			0																													0		0		0																												0
Stock based compensation, Share options expirations in period																				2,002	1,667						2,002	1,667				3,334		228,334		2,002																												0
Stock based compensation, Share options forfeited in period																				2,998	3,333						2,998	3,333						14,166		2,998
Stock based compensation, stock options outstanding																				3,678,500	3,243,001		2,573,001	2,060,001	1,990,001	1,590,001	1,618,499	1,253,000	983,000			3,686,000		3,686,000																														2,173,000		1,500,000		673,000		670,500
Stock based compensation, shares available for grant																																15,160		15,160		22,660																							0					327,000
Stock based compensation, vested and exercisable shares																																3,036,354		3,036,354
Unrecognized compensation cost related to shares awards																			2,600,000
Weighted average period of compensation cost to be recognized			1 year 8 months 23 days																2 years 2 months 12 days																																													1 year 11 months 23 days
Common stock shares issued							29,060,813	28,992,314	28,992,314				7,520,000	4,554,045	2,965,955
Common stock shares issued price													$ 22.00
Aggregate percent of common stock that may be granted under the plan																						10.00%
Aggregate shares of common stock that may be granted under the plan																						4,375,000																																3,000,000							500,000
Total fair value of stock options vested			2,900,000	4,000,000																																																			8,891,000	5,970,000	2,921,000
Total fair values of stock options granted			2,400,000	3,500,000
Stock-based compensation expense	888,000	1,540,000	2,635,000	4,320,000	362,000	2,081,000
Incentive Plan awards, expense to be recorded			2,300,000																																																			2,900,000										8,900,000
Plan options, weighted average remaining vesting term			3 years 26 days	4 months 2 days
Tax benefits on options exercised			5,600,000	4,700,000
Options granted, description of eligibility for exercise																																																																		The 2013 Plan Options granted with immediate vesting are eligible for exercise by the participant upon the earlier of (1) the effective date of a change of control of the Company, or (2) each "Applicable IPO Exercise Date" following the Qualified IPO Closing Date ("QICD"). The Applicable IPO Exercise Date is the date 6 months following the QICD with respect to one-third of the Shares subject to the 2013 Plan Option, the date 18 months following the QICD with respect to one-third of such Shares, and the date 30 months following the QICD with respect to one-third of such Shares.		The 2013 Plan Options granted with a Three Year Vesting Period are eligible for exercise by the participant upon the earlier of (1) the effective date of a change of control of the Company, or (2) each Applicable IPO Exercise Date following the QICD. The Applicable IPO Exercise Date is the date 6 months following the QICD with respect to one-third of the Shares subject to the 2013 Plan Option, the date 18 months following the QICD with respect to one-third of such Shares, and the date 30 months following the QICD with respect to one-third of such Shares. The vesting of the 2013 Plan Options shall be accelerated and fully vested upon the earlier of (1) effective date of a Change in Control or at (2) each of the Applicable IPO Exercise Dates.
Options exercisable																																																																0
Fair value of plan options on the date of grant																																																																8,900,000
Plan options, weighted average remaining vesting term																																																																7 months 10 days
Shares granted																																																										500,000
Proceeds from Issuance Initial Public Offering										104,000,000	104,000,000	0				100,000,000
Fair value of RSUs on the date of grant																																																											9,900,000
Fair value per share of RSUs on the date of grant																																																											$ 19.75
Total fair value of outstanding awards																																																											9,900,000
Change in fair value resulting from cancellation			4,000,000																																																											1,499,000	1,499,000
Incentive Plan awards, fair value																																																						17,267,000					9,875,000	9,875,000
Incentive Plan awards expense																																																						14,300,000
401 (k) plan, Matching employer contribution percentage																	100.00%
401 (k) plan, Percentage of compensation matched																	2.00%
Years of service after which matching contributions are fully vested																	3 years
Total 401(k) matching employer contribution expense																	$ 329,000	$ 419,000